Secured Debentures - Schedule of Secured Debentures (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Jul. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about borrowings [line items]
Secured Debentures	$ 7,476		$ 0
Bond Debentures
Disclosure of detailed information about borrowings [line items]
Face value of secured debenture	10,000	$ 10,000	0
Discount of 10%	(1,000)		0
Issuance fees	(1,677)		0
Accretion expense	89		0
Amortization of Issuance fees	$ 64		$ 0